Third party reinsurance - Highest gross recoverable amounts by reinsurer (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Third party reinsurance
Gross recoverable balance	$ 484.2	$ 405.2
General Insurance Corporation of India | A-
Third party reinsurance
Gross recoverable balance	$ 143.0	$ 82.7
Percentage of Total	30.00%	20.00%
Percentage Collateralized	98.00%	97.00%
Swiss Reinsurance Companyﾠ Ltd. | AA-
Third party reinsurance
Gross recoverable balance	$ 44.7	$ 44.1
Percentage of Total	9.00%	11.00%
Percentage Collateralized	5.00%	0.00%
Berkshire Hathaway,ﾠInc. | AA+
Third party reinsurance
Gross recoverable balance	$ 34.0	$ 39.3
Percentage of Total	7.00%	10.00%
Percentage Collateralized	3.00%	1.00%
Argo Capital Group Ltd. | A-
Third party reinsurance
Gross recoverable balance	$ 19.1	$ 16.7
Percentage of Total	4.00%	4.00%
Percentage Collateralized	89.00%	87.00%
Lloyd's of London | A
Third party reinsurance
Gross recoverable balance	$ 27.0	$ 13.4
Percentage of Total	6.00%	3.00%
Percentage Collateralized	30.00%	5.00%